ORGANIZATION AND PRINCIPAL ACTIVITIES (Organizational Information) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Dec. 18, 2015 USD ($) $ / shares shares	Dec. 18, 2015 CNY (¥) shares	Jun. 25, 2015 USD ($) $ / shares shares	Jan. 05, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Jan. 04, 2015 $ / shares	Dec. 31, 2014 shares	Sep. 24, 2014 $ / shares shares	Dec. 31, 2013 shares
Ordinary shares:
Ordinary shares, authorized (in shares)				500,000,000		500,000,000	500,000,000
Ordinary shares, issued (in shares)						119,512,300	117,000,000
Ordinary shares, outstanding (in shares)						119,512,300	117,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 1.00
Subdivision of shares				10,000
Authorized capital | $				$ 50
Share price | $ / shares			$ 0.0001
Shares issued for stock split transaction			99,990,000	10,000
Aggregate value for stock issued in stock split transaction			$ 10		¥ 62
Pre-Stock Split
Ordinary shares:
Ordinary shares, authorized (in shares)										50,000
Ordinary shares, issued (in shares)										1
Ordinary shares, outstanding (in shares)										1
Ordinary shares, par value (in dollars per share) | $ / shares										$ 1.00
Ordinary shares
Ordinary shares:
Ordinary shares, issued (in shares)						119,512,300	117,000,000		100,000,000		100,000,000
Aggregate value for stock issued in stock split transaction | ¥					62
American Depositary Shares | Ordinary shares
Ordinary shares:
Entity listing depository receipt ratio	2
IPO
Ordinary shares:
Issuance of ordinary shares | ¥					¥ 419,775
IPO | Ordinary shares
Ordinary shares:
Shares issued					15,000,000
Issuance of ordinary shares | ¥					¥ 10
IPO | American Depositary Shares
Ordinary shares:
Shares issued	7,500,000	7,500,000
Share price | $ / shares	$ 10.00
Issuance of ordinary shares	$ 75,000	¥ 485,500
Private Placement
Ordinary shares:
Issuance of ordinary shares | ¥					¥ 58,257
Private Placement | Ordinary shares
Ordinary shares:
Shares issued	2,000,000	2,000,000			2,000,000
Share price | $ / shares	$ 5
Issuance of ordinary shares | ¥					¥ 1
Aggregated cash consideration	$ 10,000	¥ 64,700